Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of the Change in Net Asset Per the Financial Statements to the Form 5500 (Detail) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Change in Net Assets Available for Benefits per Financial Statements	$ 949,989,075
Change in Deemed Distributions	3,198,982
Change in Net Assets Available for Benefits per Form 5500	$ 953,188,057